Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic And Diluted Earning Per Share [Abstract]
Summary of Calculation of Weighted Average Number of Shares and Basic and Diluted Earnings per Share
The following table presents the calculation of the weighted average number of shares and the basic and diluted earnings per share, determined and calculated based on the earnings attributable to the Group, as described in Note 3.4(ad):

	Outstanding shares	Shares considered in computation	Effective days in the year	Weighted average number of shares
	(in thousands)	(in thousands)		(in thousands)
Year 2019
Balance as of January 1, 2019	110,692	110,692	365	110,692
Initial Public Offering, Notes 1(c) and 16 (a) and (b):
Issuance of new shares	2,337	2,337	161	1,031
Sale of treasury stock	2,418	2,418	161	1,066
Sale of treasury stock	2	2	103	1
Purchase of treasury stock	(3)	(3)	216	(1)

Balance as of December 31, 2019	115,446	115,446		112,789

Net earnings attributable to IFS’s shareholders S/(000)				1,441,258

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				12.778

Year 2020
Balance as of January 1, 2020	115,446	115,446	365	115,446
Sale of treasury stock	4	4	266	3
Purchase of treasury stock	(27)	(27)	30	(2)

Balance as of December 31, 2020	115,423	115,423		115,447

Net earnings attributable to IFS’s shareholders S/(000)				383,259

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				3.320

Year 2021
Balance as of January 1, 2021	115,423	115,423	365	115,423
Sale of treasury stock	1	1	267	1
Purchase of treasury stock	(6)	(6)	274	(5)

Balance as of December 31, 2021	115,418	115,418		115,419

Net earnings attributable to IFS’s shareholders S/(000)				1,790,155

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				15.510